12. GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2025
Notes
12. GENERAL AND ADMINISTRATIVE

12.GENERAL AND ADMINISTRATIVE

A summary of the Company’s general and administrative expenses is as follows:

	2025	2024
	$	$
Directors’ fees (Note 13)	51,280	123,036
Management fees (Note 13)	719,071	2,088,159
Marketing and public relations	281,046	238,934
Other general and administrative	425,925	460,697
Professional fees	628,727	2,223,564
Transfer agent and regulatory fees	184,878	192,408
	2,290,927	5,326,798